Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following information about the relationship between executive compensation for our principal executive officers (“PEOs”) and non-PEO
named executive officers (“NEOs”) as well as certain financial performance of the Company.
Pay vs. Performance Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return	Net Loss
2024	$1,674,458	$1,861,210	$543,606	$500,008	$42.45	($35,478,000)
2023	$1,450,175	$1,360,608	$648,290	$612,371	$38.4	($31,476,000)
2022	$1,227,610	$1,030,807	$590,068	$521,156	$46.73	($13,879,000)

1	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2024	Dr. Paul Wagner	Mr. Antony Riley and Dr. Hubert Chen
2023	Dr. Paul Wagner	Mr. Antony Riley and Dr. Hubert Chen
2022	Dr. Paul Wagner	Mr. Antony Riley and Dr. Hubert Chen

2	Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table.
3
The following table details the adjustment to the Summary Compensation Table to determine “compensation actually paid” for the CEO, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our CEO during the applicable year.

	PEO
	2024	2023	2022
Summary Compensation Table Total for CEO	$1,674,458	$1,450,175	$1,227,610
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value	$(643,610)	$(489,950)	$(313,110)
Add: Year-End Fair Value of Equity Awards Granted in the Year	$810,203	$333,816	$180,000
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(29,090)	$867	$(20,817)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$84,750	$—
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$49,249	$(19,050)	$(42,876)
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—	$—	$—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid for CEO	$1,861,210	$1,360,608	$1,030,807

The following table details the adjustment to the Summary Compensation Table to determine average “compensation actually paid” for NEOs (other than the CEO), as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	2024	2023	2022
Average of Summary Compensation Table Total for NEOs (other than CEO)	$543,606	$648,290	$590,068
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value	$(102,393)	$(139,051)	$(144,939)
Add: Year-End Fair Value of Equity Awards Granted in the Year	$128,896	$90,130	$97,500
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(3,152)	$(1,154)	($7,836)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$22,883	$—
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$6,764	$(8,727)	($13,636)
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(73,713)	$—	$—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Average Compensation Actually Paid	$500,008	$612,371	$521,156
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For PSUs and Performance Options, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For a discussion of the assumptions made in the valuation at grant, see Note 8 to the Consolidated Financial Statements included in our Form
10-K.

4	The amounts in this column assume the investment of $100 on December 31, 2021 on Forte’s common shares traded on the NYSE and the reinvestment of all dividends since that date.
5	As reported in Forte’s Form 10-K filed on March 28, 2025 with the Securities and Exchange Commission.

Named Executive Officers, Footnote
1	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2024	Dr. Paul Wagner	Mr. Antony Riley and Dr. Hubert Chen
2023	Dr. Paul Wagner	Mr. Antony Riley and Dr. Hubert Chen
2022	Dr. Paul Wagner	Mr. Antony Riley and Dr. Hubert Chen

PEO Total Compensation Amount	$ 1,674,458	$ 1,450,175	$ 1,227,610
PEO Actually Paid Compensation Amount	$ 1,861,210	1,360,608	1,030,807
Adjustment To PEO Compensation, Footnote
3
The following table details the adjustment to the Summary Compensation Table to determine “compensation actually paid” for the CEO, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our CEO during the applicable year.

	PEO
	2024	2023	2022
Summary Compensation Table Total for CEO	$1,674,458	$1,450,175	$1,227,610
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value	$(643,610)	$(489,950)	$(313,110)
Add: Year-End Fair Value of Equity Awards Granted in the Year	$810,203	$333,816	$180,000
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(29,090)	$867	$(20,817)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$84,750	$—
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$49,249	$(19,050)	$(42,876)
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—	$—	$—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid for CEO	$1,861,210	$1,360,608	$1,030,807

Non-PEO NEO Average Total Compensation Amount	$ 543,606	648,290	590,068
Non-PEO NEO Average Compensation Actually Paid Amount	$ 500,008	612,371	521,156
Adjustment to Non-PEO NEO Compensation Footnote
The following table details the adjustment to the Summary Compensation Table to determine average “compensation actually paid” for NEOs (other than the CEO), as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	2024	2023	2022
Average of Summary Compensation Table Total for NEOs (other than CEO)	$543,606	$648,290	$590,068
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value	$(102,393)	$(139,051)	$(144,939)
Add: Year-End Fair Value of Equity Awards Granted in the Year	$128,896	$90,130	$97,500
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(3,152)	$(1,154)	($7,836)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$22,883	$—
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$6,764	$(8,727)	($13,636)
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(73,713)	$—	$—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Average Compensation Actually Paid	$500,008	$612,371	$521,156
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For PSUs and Performance Options, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For a discussion of the assumptions made in the valuation at grant, see Note 8 to the Consolidated Financial Statements included in our Form
10-K.

Compensation Actually Paid vs. Total Shareholder Return	The following chart shows the relationship between Compensation Actually Paid to our PEO(s) and Average Compensation Actually Paid to our other NEOs, and Forte’s FBRX’s TSR.
Compensation Actually Paid vs. Net Income	The following chart shows the relationship between Compensation Actually Paid to our PEO(s) and Average Compensation Actually Paid to our other NEOs, and Forte’s Net Loss.
Tabular List, Table
Most Important Company Performance Measures for Determining Executive Compensation
The most important financial performance measures used by FBRX to link executive compensation to company performance during fiscal year 2024 were:

•	Total Shareholder Return

•	ESG Metrics

•	ROIC

Total Shareholder Return Amount	$ 42.45	38.4	46.73
Net Income (Loss)	$ (35,478,000)	(31,476,000)	(13,879,000)
PEO Name	Dr. Paul Wagner
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	ESG Metrics
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (643,610)	(489,950)	(313,110)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	810,203	333,816	180,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,249	(19,050)	(42,876)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	84,750	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,090)	867	(20,817)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,393)	(139,051)	(144,939)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,896	90,130	97,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,764	(8,727)	13,636
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	22,883	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,152)	(1,154)	7,836
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,713)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0